Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions Tables
Schedule of related party loans

Loans to executive officers, directors and their affiliates were as follows at December 31:

(Dollars in thousands)	2013	2012

Balance, beginning of year	$5,836	$6,254
New loans	612	669
Repayments	(1,286)	(1,087)
Balance, end of year	$5,162	$5,836